Pay vs Performance Disclosure - USD ($)	3 Months Ended						9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,471,490)	$ (1,645,957)	$ (3,733,728)	$ (950,754)	$ (1,015,033)	$ (919,142)	$ (6,851,175)	$ (2,884,929)